Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	$ 38,696,110		$ 44,003,174	$ 35,195,095
Labor and health insurance	2,060,096		1,840,591	1,641,494
Pension	1,700,656		1,913,828	1,658,923
Other employee benefit expenses	618,610		538,853	480,497
Depreciation	37,551,088		41,061,930	43,911,464
Amortization	2,726,481	$ 89,043	2,841,334	2,894,942
Operating costs [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	26,693,905		30,074,528	23,388,888
Labor and health insurance	1,502,553		1,368,803	1,183,315
Pension	1,240,577		1,489,076	1,259,044
Other employee benefit expenses	421,871		373,739	335,829
Depreciation	36,006,021		39,305,321	42,002,745
Amortization	1,277,920		1,470,912	834,384
Operating expenses [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	12,002,205		13,928,646	11,806,207
Labor and health insurance	557,543		471,788	458,179
Pension	460,079		424,752	399,879
Other employee benefit expenses	196,739		165,114	144,668
Depreciation	1,545,067		1,756,609	1,908,719
Amortization	$ 1,448,561		$ 1,370,422	$ 2,060,558